Contract revenues, Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Revenue [Abstract]
Total contract revenue	SFr 0	SFr 15,431	SFr 110,456
Amount reclassified from contract revenue to other income/(expense)	0	300	600
Lilly [Member]
Contract Revenue [Abstract]
Total contract revenue	0	SFr 14,348	SFr 105,662
Percentage of contract revenues		93.00%	96.00%
Genentech [Member]
Contract Revenue [Abstract]
Total contract revenue	0	SFr 0	SFr 0
Janssen [Member]
Contract Revenue [Abstract]
Total contract revenue	0	1,083	1,173
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenue	0	0	2,206
Biogen [Member]
Contract Revenue [Abstract]
Total contract revenue	0	0	1,063
Other [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 0	SFr 0	SFr 352